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                                       THE
                                   THAI FUND,
                                      INC.
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                              FIRST QUARTER REPORT
                                 MARCH 31, 1999
              MORGAN STANLEY DEAN WITTER INVESTMENT MANAGEMENT INC.
                               INVESTMENT ADVISER


                               THE THAI FUND, INC.
-------------------------------------------------------------------------------
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DIRECTORS AND OFFICERS

Barton M. Biggs
CHAIRMAN OF THE BOARD
OF DIRECTORS

Michael F. Klein
PRESIDENT AND DIRECTOR

Peter J. Chase
DIRECTOR

John W. Croghan
DIRECTOR

David B. Gill
DIRECTOR

Graham E. Jones
DIRECTOR

Sukri Kaocharern
DIRECTOR

John A. Levin
DIRECTOR

William G. Morton, Jr.
DIRECTOR

Snoh Unakul
DIRECTOR

Stefanie V. Chang
VICE PRESIDENT AND ACTING
SECRETARY

Harold J. Schaaff, Jr.
VICE PRESIDENT

Joseph P. Stadler
VICE PRESIDENT

Joanna M. Haigney
TREASURER

Belinda A. Brady
ASSISTANT TREASURER
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U.S. INVESTMENT ADVISER
Morgan Stanley Dean Witter Investment Management Inc.
1221 Avenue of the Americas
New York, New York 10020
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THAI INVESTMENT ADVISER
The Mutual Fund Public Company Limited
30th-32nd Floor, Lake Rajada Building
193-195 Ratchadaphisek Road
Khlong-Toey, Bangkok 10110 Thailand
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ADMINISTRATOR
The Chase Manhattan Bank
73 Tremont Street
Boston, Massachusetts 02108
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CUSTODIANS
The Thai Farmers Bank Public Company Limited
1 Soi Thai Farmers
Ratburana Road, Ratburana
Bangkok, Thailand
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The Chase Manhattan Bank
3 Chase MetroTech Center
Brooklyn, New York 11245
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SHAREHOLDER SERVICING AGENT
Boston Equiserve
Investor Relations Department
P.O. Box 644
Boston, Massachusetts 02102-0644
(800) 730-6001
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LEGAL COUNSEL
Sullivan & Cromwell
125 Broad Street
New York, New York 10004
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INDEPENDENT ACCOUNTANTS
PricewaterhouseCoopers LLP
1177 Avenue of the Americas
New York, New York 10036
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For additional Fund information, including the Fund's net asset value per share and information regarding the investments comprising the Fund's portfolio, please call 1-800-221-6726 or visit our website at www.msdw.com/institutional/investmentmanagement.

LETTER TO SHAREHOLDERS
----------

For the three months ended March 31, 1999, The Thai Fund, Inc. (the "Fund") had a total return, based on net asset value per share, of -6.32% compared to -3.44% for the U.S. dollar adjusted Securities Exchange of Thailand (SET) Index (the "Index"). For the period since the Fund's commencement of operations on February 16, 1988 through March 31, 1999, the Fund's total return, based on net asset value per share, was -28.89% compared to -29.29% for the Index. On March 31, 1999, the closing price of the Fund's shares on the New York Stock Exchange was $6 3/4, representing a 89.6% premium to the Fund's net asset value per share.

Economic recovery prospects in Thailand improved in the first quarter of 1999 as the Thai government approved some significant structural reforms, a benign external environment allowed further monetary and fiscal policy easing and some progress was made in the recapitalization of the banking system. Import trends remain weak and a drought hurt short-term agricultural prospects, but more signs emerged of economic bottoming.

A key achievement in this first quarter was the parliamentary approval of a series of laws designed to improve Thailand's bankruptcy and foreclosure laws and its legal infrastructure. Passage of these laws will shorten the time needed to foreclose on bad debts in Thailand, but the major impact should be to prompt past-due borrowers to negotiate with the banks to restructure their debts. Non-performing and impaired loans in the Thai banking system have almost reached half of all outstanding debt. Without significant debt rehabilitation, the Thai banking system risked sliding into an irrecoverable condition. These laws should give the banks a stick with which they can negotiate with past due debtors, and the banks have announced ambitious targets for debt restructurings in 1999. Early progress has been encouraging and an accelerating number of past due corporate loans are being restructured.

The recapitalization of the Thai banking system is also making progress. Thai Farmers Bank and Bangkok Bank were able to raise significant quantities of tier 1 and 2 capital and may now have raised enough new capital to weather the crisis. Siam Commercial Bank commenced a capital raising exercise in April, which could become a blueprint for bank recapitalizations in Thailand. Foreign banks are close to taking control of several smaller banks. Banks are the key financial intermediaries in Thailand and the restored health of the banking system would enhance Thailand's ability to grow at a rapid pace again.

Foreign direct investment into Thailand was very strong in 1998 and the follow-on effects of this investment started to enhance performance at the individual stock level. For example, Holderbank, the Swiss-based cement giant, recently assumed management control of Siam City Cement Co., Ltd. ("SCCC"). The company announced a major rights issue that will partially finance SCCC's debt restructuring exercise. Non-core subsidiaries are being divested to reduce debt while exports have increased through Holderbank's global network. These types of transactions should improve corporate performance in Thailand. Not coincidentally, SCCC was one of the market's strongest performers in the first quarter of 1999.

The Thai government signed a seventh letter of intent ("LOI") with the IMF outlining economic policies in Thailand. This LOI contains plans for further fiscal easing. At the end of March 1999, the Thai government announced plans to cut taxes, including an income tax rebate and a 3% reduction in VAT. Earlier plans for fiscal stimulus had emphasized government spending but the authorities had failed to actually spend the additional resources. A shift to tax cuts should be faster to implement and will allow individual economic agents to spend the money, probably improving efficiency. Inflation has been very modest and interest rates continued to decline during the first quarter of 1999. Lower rates will improve the government's finances and ease the economy's debt burden.

Exports remain fairly weak, still registering year-on-year declines. However, on a seasonally adjusted basis exports also seem to have bottomed. Stronger intra-Asian trade should be supportive of exports as the year progresses. In the first quarter of 1999 the Fund's holdings of export-oriented stocks underperformed the broader market.

Sincerely,

/s/ Michael F. Klein

Michael F. Klein
PRESIDENT AND DIRECTOR

April 1999

THE INFORMATION CONTAINED IN THIS OVERVIEW REGARDING SPECIFIC SECURITIES IS FOR INFORMATIONAL PURPOSES ONLY AND SHOULD NOT BE CONSTRUED AS A RECOMMENDATION TO PURCHASE OR SELL THE SECURITIES MENTIONED.

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DAILY NET ASSET AND MARKET VALUES, AS WELL AS MONTHLY PORTFOLIO CHARACTERISTICS,
CAN NOW BE ACCESSED AT WWW.MSDW.COM/INSTITUTIONAL/INVESTMENTMANAGEMENT.

The Thai Fund, Inc.
Investment Summary as of March 31, 1999 (Unaudited)
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------


HISTORICAL                                                    TOTAL RETURN (%)
INFORMATION                       -----------------------------------------------------------------------
                                    MARKET VALUE (1)       NET ASSET VALUE (2)            INDEX (3)
                                  --------------------    ----------------------   ----------------------
                                              AVERAGE                   AVERAGE                   AVERAGE
                                  CUMULATIVE   ANNUAL     CUMULATIVE     ANNUAL    CUMULATIVE      ANNUAL
                                  ----------  --------    ----------    --------   ----------     -------
              Fiscal Year to Date  14.89%        --        -6.32%          --      -3.44%            --
              One Year            -22.64     -22.64%      -35.58        -35.58%    -20.88         -20.88%
              Five Year           -61.28+    -17.28+      -82.04+       -29.06+    -80.91         -28.19
              Ten Year              3.54+      0.35+      -32.46+        -3.85+    -45.89          -5.96
              Since Inception*     34.82+      2.72+      -28.89+        -3.02+    -29.29          -3.07

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE.
-------------------------------------------------------------------------------
RETURNS AND PER SHARE INFORMATION


                                              [GRAPH]


                                                YEAR ENDED DECEMBER 31,                                             THREE MONTHS
                                                                                                                        ENDED
                                                                                                                      MARCH 31,
                                 1989    1990    1991     1992    1993     1994     1995     1996    1997    1998       1999
                                 ----    ----    ----     ----    ----     ----     ----     ----    ----    ----   ------------
Net Asset Value Per Share....  $18.88  $13.08  $15.41   $20.69  $39.42   $28.30   $24.89   $15.63   $ 3.81   $ 3.80     $ 3.56
Market Value Per Share.......  $32.25  $16.00  $16.25   $18.75  $36.88   $22.38   $22.38   $16.38   $ 5.25   $ 5.88     $ 6.75
Premium/(Discount)...........    70.8%   22.3%    5.5%    -9.4%   -6.4%   -20.9%   -10.1%     4.8%    37.8%    54.7%      89.6%
Income Dividends.............  $ 0.36  $ 0.21  $ 0.21       --  $ 0.36   $ 0.35   $ 0.11   $ 0.32   $ 0.11   $ 0.19         --
Capital Gains Distributions..  $ 2.09  $ 1.68  $ 0.47       --  $ 0.51   $ 4.62   $ 3.38   $ 0.08   $ 0.12       --         --
Fund Total Return (2)........  109.87% -20.44%  23.08%   34.26%  98.90%  -10.40%+  -0.10%  -35.93%  -75.17%    2.88%     -6.32%
Index Total Return (3).......  120.97% -28.59%  15.80%   24.71%  88.14%  -17.63%   -6.17%  -36.25%  -75.54%   22.43%     -3.44%

(1) Assumes dividends and distributions, if any, were reinvested.
(2) Total investment return based on net asset value per share reflects the effects of changes in net asset value on the performance of the Fund during each period, and assumes dividends and distributions, if any, were reinvested. These percentages are not an indication of the performance of a shareholder's investment in the Fund based on market value due to differences between the market price of the stock and the net asset value per share of the Fund.
(3) The U.S. dollar adjusted Securities Exchange of Thailand (SET) Index is a capitalization weighted index of all stocks traded on the Stock Exchange of Thailand, including dividends, expressed in U.S. dollars.
 *  The Fund commenced operations on February 16, 1988.
 + This return does not include the effect of the rights issued in connection with the Rights Offering.

The Thai Fund, Inc.
Portfolio Summary as of March 31, 1999 (Unaudited)
------------------------------------------------------------------------------
------------------------------------------------------------------------------
DIVERSIFICATION OF TOTAL INVESTMENTS

                                         [CHART]

Equity Securities                                   (95.5%)
Short-Term Investments                               (4.5%)

------------------------------------------------------------------------------
SECTORS

                                         [CHART]

Banking                                             (18.5%)
Beverages & Tobacco                                  (6.4%)
Broadcasting & Publishing                            (7.1%)
Building Materials & Components                     (15.5%)
Electrical & Electronics                            (10.8%)
Energy Sources                                       (4.6%)
Food & Household Products                            (5.5%)
Telecommunications                                   (4.6%)
Telecommunications--Wireless                         (4.6%)
Transportation--Airlines                             (5.9%)
Other                                               (16.5%)

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TEN LARGEST HOLDINGS

                                                           PERCENT OF
                                                           NET ASSETS
                                                           ----------
         1.  Thai Farmers Bank Co., Ltd.                     10.0%
         2.  Siam Cement Co., Ltd.                            9.9
         3.  BEC World Co., Ltd.                              7.1
         4.  Shinawatra Computer Co., Ltd.                    6.7
         5.  The Serm Suk Co., Ltd.                           6.4
         6.  Thai Airways International Public Co. Ltd.       5.9
         7.  Bangkok Bank Co., Ltd.                           5.8
         8.  Siam City Cement Co., Ltd.                       5.7
         9.  PTT Exploration & Production Public Co., Ltd.    4.6
        10.  Advanced Information Services Co., Ltd.          4.6
                                                             -----
                                                             66.7%
                                                             -----
                                                             -----


FINANCIAL STATEMENTS
---------
STATEMENT OF NET ASSETS (UNAUDITED)
---------
MARCH 31, 1999

                                                       VALUE
                                         SHARES        (000)
------------------------------------------------------------
THAI INVESTMENT PLAN (97.2%)
------------------------------------------------------------
THAI COMMON STOCKS (95.7%)
(Unless otherwise noted)
------------------------------------------------------------
AUTOMOBILES (1.2%)
  Thai Stanley Electric Co., Ltd.       715,000   U.S.$  271
  Thai Storage Battery Co., Ltd.        390,600          315
                                                  ----------
                                                         586
                                                  ----------
------------------------------------------------------------
BANKING (18.5%)
  Bangkok Bank Co., Ltd.              2,005,250        2,750
  Siam Commercial Bank Co., Ltd       2,565,500        1,247
  Thai Farmers Bank Co., Ltd.         3,167,750        4,723
                                                  ----------
                                                       8,720
                                                  ----------
------------------------------------------------------------
BEVERAGES & TOBACCO (6.4%)
  The Serm Suk Co., Ltd.              1,117,600        3,036
                                                  ----------
------------------------------------------------------------
BROADCASTING & PUBLISHING (7.1%)
  BEC World Co., Ltd.                   700,300        3,375
                                                  ----------
------------------------------------------------------------
BUILDING MATERIALS & COMPONENTS (15.5%)
  Siam Cement Co., Ltd.                 333,700        4,656
  Siam City Cement Co., Ltd.            825,647        2,682
                                                  ----------
                                                       7,338
                                                  ----------
------------------------------------------------------------
CHEMICALS (1.5%)
  National Petrochemical Co., Ltd.    1,526,300          691
                                                  ----------
------------------------------------------------------------
ELECTRICAL & ELECTRONICS (10.8%)
  Delta Electronics Public Co., Ltd.    444,900        1,931
  Shinawatra Computer Co., Ltd.       1,447,400        3,160
                                                  ----------
                                                       5,091
                                                  ----------
------------------------------------------------------------
ENERGY SOURCES (4.6%)
  PTT Exploration & Production Public   279,200        2,186
  Co., Ltd.                                       ----------
------------------------------------------------------------
FOOD & HOUSEHOLD PRODUCTS (5.5%)
  Compass East Industry Public Co.,     348,700        1,485
  Ltd.
  Thai Union Frozen Products Public     380,200        1,124
  Co. Ltd.                                        ----------
                                                       2,609
                                                  ----------
------------------------------------------------------------
INSURANCE (1.6%)
  Bangkok Insurance Co., Ltd.           248,100          740
                                                  ----------
------------------------------------------------------------
MISCELLANEOUS MATERIALS & COMMODITIES (2.5%)
  Charoen Pokphand Feedmill Co., Ltd. 1,137,800        1,159
                                                  ----------
------------------------------------------------------------
REAL ESTATE (1.0%)
  Golden Land Property Development    1,850,000   U.S.$  493
  Public Co., Ltd.                                ----------
------------------------------------------------------------
TELECOMMUNICATIONS (4.6%)
  Shinawatra Satellite Public Co.,    1,700,000          917
  Ltd.
  TelecomAsia Corp. Public Co., Ltd.  2,184,800        1,236
                                                  ----------
                                                       2,153
                                                  ----------
------------------------------------------------------------
TELECOMMUNICATIONS--WIRELESS (4.6%)
  Advanced Information Services Co.,    349,800        2,180
  Ltd.                                            ----------
------------------------------------------------------------
TEXTILES & APPAREL (2.4%)
  Saha-Union Co., Ltd.                1,483,600          553
  Thai Rung Textile Co., Ltd.             3,832          --@
  Thai Wacoal Co., Ltd.                 347,013          559
                                                  ----------
                                                       1,112
                                                  ----------
------------------------------------------------------------
TRANSPORTATION--AIRLINES (5.9%)
  Thai Airways International Public   1,967,700        2,777
  Co. Ltd.                                        ----------
------------------------------------------------------------
UTILITIES--ELECTRICAL & GAS (2.0%)
  Electricity Generating Public Co.    650,900           953
  Ltd.                                            ----------
------------------------------------------------------------
TOTAL THAI COMMON STOCKS
  (Cost U.S.$70,527)                                  45,199
                                                  ----------
------------------------------------------------------------
                                             FACE
                                           AMOUNT
                                            (000)
------------------------------------------------------------
FOREIGN CURRENCY ON DEPOSIT WITH CUSTODIAN (1.5%)
  (Interest Bearing Demand Account)
  Thai Baht (Cost U.S.$690)          THB   25,922        690
                                                  ----------
------------------------------------------------------------
TOTAL THAI INVESTMENT PLAN
  (Cost U.S.$71,217)                                  45,889
                                                  ----------
------------------------------------------------------------
SHORT-TERM INVESTMENTS (3.0%)
------------------------------------------------------------
REPURCHASE AGREEMENT (3.0%)
  Chase Securities, Inc. 4.65%, dated
  3/31/99, due 4/1/99,
  to be repurchased at
  U.S.$1,417, collateralized by
  U.S.$1,105, United States
  Treasury Bonds, 8.50%, due
  2/15/20, valued at U.S.$1,429
  (Cost U.S.$1,417)                   U.S.$ 1,417      1,417
                                                  ----------
------------------------------------------------------------
TOTAL INVESTMENTS (100.2%)
  (Cost U.S.$72,634)                                  47,306
                                                  ----------
------------------------------------------------------------

                                         AMOUNT        AMOUNT
                                          (000)         (000)
-------------------------------------------------------------
OTHER ASSETS AND LIABILITIES (-0.2%)
  Other Assets                     U.S.$   143
  Liabilities                             (234)          (91)
                                   ------------   -----------
-------------------------------------------------------------
NET ASSETS (100%)
  Applicable to 13,267,713 issued and
   outstanding U.S.$0.01 par value shares
   (30,000,000 shares authorized)                 U.S.$47,215
                                                  -----------
-------------------------------------------------------------
NET ASSET VALUE PER SHARE                         U.S.$  3.56
                                                  -----------
-------------------------------------------------------------

  @ -- Amount is less than U.S.$500.